Share Capital and Employee Compensation Plans - Option Activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding, beginning (shares) | shares	1,310,864	1,552,923
Granted (shares) | shares	91,945	45,705
Share options outstanding, ending (shares) | shares	936,123	1,310,864
Outstanding, beginning of period (CAD$ per share) | $	$ 16.81	$ 15.98
Granted (CAD$ per share) | $	18.64	23.61
Exercised (CAD$ per share) | $	11.24	12.30
Expired (CAD$ per share) | $	40.22	24.70
Forfeited (CAD$ per share) | $	23.60	21.07
Outstanding, end of period (CAD$ per share) | $	$ 16.56	$ 16.81
Long Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (shares) | shares	(307,266)	(254,146)
Forfeited (shares) | shares	(97,529)	(24,266)
Expired (shares) | shares	(61,891)	(9,352)